Distribution Date:	11/18/22	BANK 2018-BNK11
Determination Date:	11/14/22
Next Distribution Date:	12/16/22
Record Date:	10/31/22	Commercial Mortgage Pass-Through Certificates
Series 2018-BNK11

Table of Contents
Section	Pages	Role	Party and Contact Information	Contacts
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Master & Special Servicer	National Cooperative Bank, N.A.
Current Mortgage Loan and Property Stratification	8-12		Kathleen Luzik	(703) 302-1902
Mortgage Loan Detail (Part 1)	13-14		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Mortgage Loan Detail (Part 2)	15-16	Special Servicer	LNR Partners,LLC
Principal Prepayment Detail	17		Job Warshaw		jwarshaw@lnrpartners.com
Historical Detail	18		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Delinquency Loan Detail	19	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Collateral Stratification and Historical Detail	20		David Rodgers	(212) 230-9025
Specially Serviced Loan Detail - Part 1	21		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Specially Serviced Loan Detail - Part 2	22	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Modified Loan Detail	23		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Historical Liquidated Loan Detail	24				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
		Trustee	Wilmington Trust, National Association
Interest Shortfall Detail - Collateral Level	26
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Supplemental Notes	27
			1100 North Market Street | Wilmington, DE 19890 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	06540TAA8	2.963000%	21,300,000.00	2,622,766.75	417,464.94	6,476.05	0.00	0.00	423,940.99	2,205,301.81	30.90%	30.00%
A-SB	06540TAB6	4.010000%	31,500,000.00	31,500,000.00	0.00	105,262.50	0.00	0.00	105,262.50	31,500,000.00	30.90%	30.00%
A-2	06540TAC4	3.784000%	195,000,000.00	195,000,000.00	0.00	614,900.00	0.00	0.00	614,900.00	195,000,000.00	30.90%	30.00%
A-3	06540TAD2	4.046000%	209,853,000.00	209,853,000.00	0.00	707,554.36	0.00	0.00	707,554.36	209,853,000.00	30.90%	30.00%
A-S	06540TAG5	4.266000%	38,410,000.00	38,410,000.00	0.00	136,547.55	0.00	0.00	136,547.55	38,410,000.00	24.85%	24.13%
B	06540TAH3	4.495307%	49,852,000.00	49,852,000.00	0.00	186,750.03	0.00	0.00	186,750.03	49,852,000.00	17.00%	16.50%
C	06540TAJ9	4.524307%	30,238,000.00	30,238,000.00	0.00	114,004.99	0.00	0.00	114,004.99	30,238,000.00	12.23%	11.88%
D	06540TAP5	3.000000%	34,324,000.00	34,324,000.00	0.00	85,810.00	0.00	0.00	85,810.00	34,324,000.00	6.82%	6.63%
E	06540TAR1	3.000000%	13,893,000.00	13,893,000.00	0.00	34,732.50	0.00	0.00	34,732.50	13,893,000.00	4.64%	4.50%
F	06540TAT7	4.524307%	8,172,000.00	8,172,000.00	0.00	30,810.53	0.00	0.00	30,810.53	8,172,000.00	3.35%	3.25%
G*	06540TAZ3	4.524307%	21,248,658.00	21,248,658.00	0.00	80,112.88	0.00	0.00	80,112.88	21,248,658.00	0.00%	0.00%
V	06540TAW0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	06540TAX8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR Interest	BCC2G50Y3	4.524307%	34,410,034.68	33,427,022.40	21,971.84	126,028.42	0.00	0.00	148,000.26	33,405,050.56	0.00%	0.00%
Regular SubTotal			688,200,692.68	668,540,447.15	439,436.78	2,228,989.81	0.00	0.00	2,668,426.59	668,101,010.37

X-A	06540TAE0	0.603745%	457,653,000.00	438,975,766.75	0.00	220,857.98	0.00	0.00	220,857.98	438,558,301.81
X-B	06540TAF7	0.128790%	88,262,000.00	88,262,000.00	0.00	9,472.73	0.00	0.00	9,472.73	88,262,000.00
X-D	06540TAK6	1.524307%	34,324,000.00	34,324,000.00	0.00	43,600.26	0.00	0.00	43,600.26	34,324,000.00
X-E	06540TAM2	1.524307%	13,893,000.00	13,893,000.00	0.00	17,647.66	0.00	0.00	17,647.66	13,893,000.00
Notional SubTotal			594,132,000.00	575,454,766.75	0.00	291,578.63	0.00	0.00	291,578.63	575,037,301.81

Deal Distribution Total					439,436.78	2,520,568.44	0.00	0.00	2,960,005.22

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06540TAA8	123.13458920	19.59929296	0.30403991	0.00000000	0.00000000	0.00000000	0.00000000	19.90333286	103.53529624
A-SB	06540TAB6	1,000.00000000	0.00000000	3.34166667	0.00000000	0.00000000	0.00000000	0.00000000	3.34166667	1,000.00000000
A-2	06540TAC4	1,000.00000000	0.00000000	3.15333333	0.00000000	0.00000000	0.00000000	0.00000000	3.15333333	1,000.00000000
A-3	06540TAD2	1,000.00000000	0.00000000	3.37166664	0.00000000	0.00000000	0.00000000	0.00000000	3.37166664	1,000.00000000
A-S	06540TAG5	1,000.00000000	0.00000000	3.55500000	0.00000000	0.00000000	0.00000000	0.00000000	3.55500000	1,000.00000000
B	06540TAH3	1,000.00000000	0.00000000	3.74608902	0.00000000	0.00000000	0.00000000	0.00000000	3.74608902	1,000.00000000
C	06540TAJ9	1,000.00000000	0.00000000	3.77025564	0.00000000	0.00000000	0.00000000	0.00000000	3.77025564	1,000.00000000
D	06540TAP5	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	06540TAR1	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
F	06540TAT7	1,000.00000000	0.00000000	3.77025575	0.00000000	0.00000000	0.00000000	0.00000000	3.77025575	1,000.00000000
G	06540TAZ3	1,000.00000000	0.00000000	3.77025599	0.00000000	0.30061757	0.00000000	0.00000000	3.77025599	1,000.00000000
V	06540TAW0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	06540TAX8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	BCC2G50Y3	971.43239496	0.63853002	3.66254847	0.00000000	0.00977070	0.00000000	0.00000000	4.30107849	970.79386495

Notional Certificates
X-A	06540TAE0	959.18909469	0.00000000	0.48258829	0.00000000	0.00000000	0.00000000	0.00000000	0.48258829	958.27690807
X-B	06540TAF7	1,000.00000000	0.00000000	0.10732512	0.00000000	0.00000000	0.00000000	0.00000000	0.10732512	1,000.00000000
X-D	06540TAK6	1,000.00000000	0.00000000	1.27025580	0.00000000	0.00000000	0.00000000	0.00000000	1.27025580	1,000.00000000
X-E	06540TAM2	1,000.00000000	0.00000000	1.27025552	0.00000000	0.00000000	0.00000000	0.00000000	1.27025552	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	10/01/22 - 10/30/22	30	0.00	6,476.05	0.00	6,476.05	0.00	0.00	0.00	6,476.05	0.00
A-SB	10/01/22 - 10/30/22	30	0.00	105,262.50	0.00	105,262.50	0.00	0.00	0.00	105,262.50	0.00
A-2	10/01/22 - 10/30/22	30	0.00	614,900.00	0.00	614,900.00	0.00	0.00	0.00	614,900.00	0.00
A-3	10/01/22 - 10/30/22	30	0.00	707,554.36	0.00	707,554.36	0.00	0.00	0.00	707,554.36	0.00
X-A	10/01/22 - 10/30/22	30	0.00	220,857.98	0.00	220,857.98	0.00	0.00	0.00	220,857.98	0.00
X-B	10/01/22 - 10/30/22	30	0.00	9,472.73	0.00	9,472.73	0.00	0.00	0.00	9,472.73	0.00
A-S	10/01/22 - 10/30/22	30	0.00	136,547.55	0.00	136,547.55	0.00	0.00	0.00	136,547.55	0.00
B	10/01/22 - 10/30/22	30	0.00	186,750.03	0.00	186,750.03	0.00	0.00	0.00	186,750.03	0.00
C	10/01/22 - 10/30/22	30	0.00	114,004.99	0.00	114,004.99	0.00	0.00	0.00	114,004.99	0.00
X-D	10/01/22 - 10/30/22	30	0.00	43,600.26	0.00	43,600.26	0.00	0.00	0.00	43,600.26	0.00
X-E	10/01/22 - 10/30/22	30	0.00	17,647.66	0.00	17,647.66	0.00	0.00	0.00	17,647.66	0.00
D	10/01/22 - 10/30/22	30	0.00	85,810.00	0.00	85,810.00	0.00	0.00	0.00	85,810.00	0.00
E	10/01/22 - 10/30/22	30	0.00	34,732.50	0.00	34,732.50	0.00	0.00	0.00	34,732.50	0.00
F	10/01/22 - 10/30/22	30	0.00	30,810.53	0.00	30,810.53	0.00	0.00	0.00	30,810.53	0.00
G	10/01/22 - 10/30/22	30	6,363.73	80,112.87	0.00	80,112.87	0.00	0.00	0.00	80,112.88	6,387.72
RR Interest	10/01/22 - 10/30/22	30	334.95	126,028.42	0.00	126,028.42	0.00	0.00	0.00	126,028.42	336.21
Totals			6,698.68	2,520,568.43	0.00	2,520,568.43	0.00	0.00	0.00	2,520,568.44	6,723.93

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	2,960,005.22
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,537,265.39	Master Servicing Fee	8,631.79
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,777.75
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	287.84
ARD Interest	0.00	Operating Advisor Fee	1,456.24
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	253.30
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,537,265.39	Total Fees	16,696.92

Principal		Expenses/Reimbursements
Scheduled Principal	439,436.78	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	439,436.78	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,520,568.44
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	439,436.78
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,960,005.22
Total Funds Collected	2,976,702.17	Total Funds Distributed	2,976,702.14

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	668,540,448.14	668,540,448.14	Beginning Certificate Balance	668,540,447.15
(-) Scheduled Principal Collections	439,436.78	439,436.78	(-) Principal Distributions	439,436.78
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	668,101,011.36	668,101,011.36	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	668,540,448.11	668,540,448.11	Ending Certificate Balance	668,101,010.37
Ending Actual Collateral Balance	668,101,011.33	668,101,011.33

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.99)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.99)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.52%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
10,000,000 or less	26	104,051,761.69	15.57%	64	4.6238	2.259511	1.40 or less	16	123,522,678.18	18.49%	64	4.6714	0.936335
10,000,001 to 20,000,000	4	50,253,372.17	7.52%	64	4.6690	1.411095	1.41 to 1.60	3	37,119,299.95	5.56%	65	4.6953	1.517881
20,000,001 to 30,000,000	4	104,458,798.12	15.64%	65	4.5128	1.149953	1.61 to 1.80	2	36,844,425.23	5.51%	65	4.8803	1.638277
30,000,001 to 40,000,000	3	102,581,322.82	15.35%	65	4.7914	2.049874	1.81 to 2.00	3	35,050,000.00	5.25%	65	3.9010	1.895937
40,000,001 to 55,000,000	1	53,000,000.00	7.93%	63	4.3750	2.668800	2.01 to 2.20	6	119,744,418.56	17.92%	64	4.4098	2.064419
55,000,001 to 65,000,000	3	187,755,756.56	28.10%	63	3.9133	2.536596	2.21 or greater	12	315,820,189.44	47.27%	64	4.2699	2.723574
65,000,001 or greater	1	66,000,000.00	9.88%	64	4.5325	2.303800	Totals	42	668,101,011.36	100.00%	64	4.4072	2.104738
Totals	42	668,101,011.36	100.00%	64	4.4072	2.104738
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Alabama	1	2,073,668.12	0.31%	64	4.5325	2.303800
							Industrial	3	76,104,046.24	11.39%	64	4.4142	2.577360
Arizona	3	33,402,534.32	5.00%	65	4.8408	1.719954
							Lodging	9	52,240,227.34	7.82%	65	4.9924	2.349170
Arkansas	1	21,336,959.90	3.19%	65	4.9250	1.254600
							Mobile Home Park	4	14,865,147.15	2.22%	65	4.8323	2.389285
California	20	234,966,765.29	35.17%	64	4.1190	2.669868
							Multi-Family	15	89,443,033.08	13.39%	64	4.0478	1.491323
Colorado	2	33,855,434.13	5.07%	65	4.8931	0.240263
							Office	5	166,823,442.10	24.97%	63	3.9403	2.154277
Connecticut	1	1,415,397.38	0.21%	64	4.5325	2.303800
							Retail	11	177,870,774.14	26.62%	64	4.7050	1.839492
Delaware	1	2,361,301.31	0.35%	64	4.5325	2.303800
							Self Storage	29	90,754,341.31	13.58%	64	4.6234	2.554453
Florida	3	13,208,754.13	1.98%	64	4.7816	1.950616
							Totals	76	668,101,011.36	100.00%	64	4.4072	2.104738
Georgia	1	1,329,908.43	0.20%	64	5.7200	2.141300
Idaho	4	17,517,082.10	2.62%	65	5.0180	2.109000
Kansas	2	2,057,816.60	0.31%	64	4.5325	2.303800
Maryland	3	15,866,748.89	2.37%	64	4.9096	1.593414
Massachusetts	3	5,935,100.44	0.89%	64	4.5325	2.303800
Michigan	2	74,444,640.66	11.14%	64	4.4448	2.186600
Nevada	3	22,046,866.12	3.30%	64	4.9235	2.774499
New York	13	49,254,148.98	7.37%	64	4.0695	1.310289
North Carolina	2	18,913,425.76	2.83%	65	4.6900	1.505800
Oregon	2	12,682,618.35	1.90%	65	5.0180	2.109000
Pennsylvania	1	2,683,231.44	0.40%	64	4.5325	2.303800
Texas	3	9,040,427.28	1.35%	64	5.0920	1.626635
Utah	2	12,111,096.78	1.81%	65	4.7470	3.021700
Virginia	2	72,708,412.46	10.88%	64	4.0800	1.954201
Washington, DC	1	8,888,672.49	1.33%	64	4.5325	2.303800
Totals	76	668,101,011.36	100.00%	64	4.4072	2.104738

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.4999% or less	19	323,509,905.54	48.42%	63	4.0068	2.341354	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9999%	15	269,529,506.81	40.34%	65	4.6986	1.920122	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	8	75,061,599.01	11.24%	64	5.0863	1.747857	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	42	668,101,011.36	100.00%	64	4.4072	2.104738	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	42	668,101,011.36	100.00%	64	4.4072	2.104738
								Totals	42	668,101,011.36	100.00%	64	4.4072	2.104738
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	120 months or less	42	668,101,011.36	100.00%	64	4.4072	2.104738	Interest Only	15	338,440,000.00	50.66%	64	4.1507	2.379848
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	4	45,583,202.58	6.82%	65	5.0252	1.916928
	Totals	42	668,101,011.36	100.00%	64	4.4072	2.104738	300 months to 360 months	20	258,558,840.05	38.70%	65	4.6629	1.864608
								360 months or greater	3	25,518,968.73	3.82%	64	4.1134	1.224634
								Totals	42	668,101,011.36	100.00%	64	4.4072	2.104738
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	37	656,607,392.95	98.28%	64	4.4138	2.113272				None
	13 months to 24 months	4	9,675,465.34	1.45%	64	4.0736	1.517059
	25 months or greater	1	1,818,153.07	0.27%	63	3.7700	2.150000
	Totals	42	668,101,011.36	100.00%	64	4.4072	2.104738
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	310944389	RT	Novi	MI	Actual/360	4.399%	234,260.08	93,500.85	0.00	N/A	03/06/28	--	61,849,257.41	61,755,756.56	11/06/22
2	310280002	SS	Various	Various	Actual/360	4.532%	257,597.08	0.00	0.00	N/A	03/01/28	--	66,000,000.00	66,000,000.00	11/01/22
3	310943259	OF	Sunnyvale	CA	Actual/360	3.365%	182,550.06	0.00	0.00	01/06/28	04/06/31	--	63,000,000.00	63,000,000.00	11/06/22
4	610943918	OF	Herndon	VA	Actual/360	3.986%	216,240.50	0.00	0.00	03/11/28	09/30/29	--	63,000,000.00	63,000,000.00	11/11/22
5	310944100	IN	Irvine	CA	Actual/360	4.375%	199,670.14	0.00	0.00	N/A	02/07/28	--	53,000,000.00	53,000,000.00	11/07/22
6	310944428	LO	Various	Various	Actual/360	5.018%	157,242.03	78,928.34	0.00	N/A	04/11/28	--	36,389,725.57	36,310,797.23	11/11/22
7	300801752	Various Petaluma		CA	Actual/360	4.504%	135,745.56	0.00	0.00	N/A	04/01/28	--	35,000,000.00	35,000,000.00	11/01/22
8	300801760	RT	Prescott Valley	AZ	Actual/360	4.850%	130,757.23	38,156.92	0.00	N/A	04/01/28	--	31,308,682.51	31,270,525.59	11/01/22
9	1851983	RT	Various	Various	Actual/360	4.690%	115,748.73	38,691.03	0.00	N/A	04/01/28	--	28,660,529.25	28,621,838.22	11/01/22
10	300801756	MF	San Francisco	CA	Actual/360	3.722%	88,134.72	0.00	0.00	N/A	04/06/28	--	27,500,000.00	27,500,000.00	11/06/22
11	310943679	OF	Lone Tree	CO	Actual/360	4.805%	111,716.25	0.00	0.00	N/A	04/11/28	--	27,000,000.00	27,000,000.00	11/11/22
12	1751502	RT	Benton	AR	Actual/360	4.925%	90,623.72	31,660.10	0.00	N/A	04/01/28	--	21,368,620.00	21,336,959.90	11/01/22
13	470107950	MF	New York	NY	Actual/360	4.190%	52,682.21	13,082.16	0.00	N/A	03/01/28	--	14,601,274.00	14,588,191.84	11/01/22
14	1751715	MF	Brownstown	MI	Actual/360	4.670%	51,091.67	16,097.03	0.00	N/A	04/01/28	--	12,704,981.13	12,688,884.10	11/01/22
15	1751678	RT	Henderson	NV	Actual/360	4.875%	50,647.93	18,149.14	0.00	N/A	03/01/28	--	12,065,015.26	12,046,866.12	11/01/22
16	310280016	LO	Linthicum Heights	MD	Actual/360	5.080%	47,879.42	15,827.03	0.00	N/A	03/01/28	--	10,945,257.14	10,929,430.11	11/01/22
17	300801750	SS	Various	NV	Actual/360	4.982%	42,900.56	0.00	0.00	N/A	03/01/28	--	10,000,000.00	10,000,000.00	11/01/22
18	1851955	SS	Jurupa Valley	CA	Actual/360	4.875%	31,213.84	11,122.82	0.00	N/A	04/01/28	--	7,435,555.70	7,424,432.88	11/01/22
19	1751817	RT	Colorado Springs	CO	Actual/360	5.240%	30,976.40	9,565.06	0.00	N/A	04/01/28	--	6,864,999.19	6,855,434.13	11/01/22
20	300801751	MH	Miami	FL	Actual/360	5.061%	27,169.14	9,048.10	0.00	N/A	03/01/28	--	6,234,195.25	6,225,147.15	11/01/22
21	600942960	RT	La Quinta	CA	Actual/360	5.070%	25,856.35	12,937.38	0.00	N/A	02/11/28	--	5,922,431.36	5,909,493.98	11/11/22
22	470107380	MF	Bayside	NY	Actual/360	3.920%	19,239.19	7,478.14	0.00	N/A	02/01/28	--	5,699,561.32	5,692,083.18	11/01/22
23	300801749	SS	Park City	UT	Actual/360	4.471%	23,100.17	0.00	0.00	N/A	03/01/28	--	6,000,000.00	6,000,000.00	11/01/22
24	410943736	RT	Brownsville	TX	Actual/360	5.050%	24,274.03	8,118.86	0.00	N/A	03/11/28	--	5,582,018.50	5,573,899.64	11/11/22
25	470108360	MF	Forest Hills	NY	Actual/360	4.110%	18,557.62	4,806.70	0.00	N/A	03/01/28	--	5,243,500.41	5,238,693.71	11/01/22
26	300801755	LO	Palm Springs	CA	Actual/360	4.615%	19,870.14	0.00	0.00	N/A	04/01/28	--	5,000,000.00	5,000,000.00	11/01/22
27	310280027	MH	Compton	CA	Actual/360	4.685%	19,566.38	0.00	0.00	N/A	04/01/28	--	4,850,000.00	4,850,000.00	11/01/22
28	410943933	RT	Orinda	CA	Actual/360	4.780%	18,522.50	0.00	0.00	N/A	03/11/28	--	4,500,000.00	4,500,000.00	11/11/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
29	470108300	MF	White Plains	NY	Actual/360	4.230%	14,570.00	0.00	0.00	N/A	03/01/28	--	4,000,000.00	4,000,000.00	11/01/22
30	470108110	MF	Bronx	NY	Actual/360	4.220%	11,083.36	0.00	0.00	N/A	03/01/28	--	3,050,000.00	3,050,000.00	11/01/22
31	470107670	MF	New York	NY	Actual/360	3.800%	8,945.00	5,033.72	0.00	N/A	02/01/28	--	2,733,615.66	2,728,581.94	11/01/22
32	470108260	MF	Jackson Heights	NY	Actual/360	4.080%	8,862.31	4,393.76	0.00	N/A	03/01/28	--	2,522,480.03	2,518,086.27	11/01/22
33	310280033	MH	Bellflower	CA	Actual/360	4.555%	10,002.02	0.00	0.00	N/A	04/01/28	--	2,550,000.00	2,550,000.00	11/01/22
34	470107440	MF	Bronx	NY	Actual/360	3.760%	7,370.92	4,221.16	0.00	N/A	02/01/28	--	2,276,535.74	2,272,314.58	11/01/22
35	470107740	MF	Scarsdale	NY	Actual/360	3.870%	7,498.13	0.00	0.00	N/A	02/01/28	--	2,250,000.00	2,250,000.00	11/01/22
36	1751670	OF	Sunnyvale	TX	Actual/360	5.660%	9,413.23	3,871.14	0.00	N/A	02/01/28	--	1,931,359.48	1,927,488.34	11/01/22
37	470108240	MF	New York	NY	Actual/360	4.210%	6,663.96	3,128.06	0.00	N/A	03/01/28	--	1,838,192.55	1,835,064.49	11/01/22
38	470107880	MF	Riverdale	NY	Actual/360	3.950%	6,227.33	3,263.41	0.00	N/A	03/01/28	--	1,830,820.28	1,827,556.87	11/01/22
39	470107630	MF	New York	NY	Actual/360	3.770%	5,913.38	3,371.64	0.00	N/A	02/01/28	--	1,821,524.71	1,818,153.07	11/01/22
40	470107930	MF	New York	NY	Actual/360	4.170%	5,167.06	3,536.69	0.00	N/A	03/01/28	--	1,438,959.72	1,435,423.03	11/01/22
41	300801747	SS	Jonesboro	GA	Actual/360	5.720%	6,557.67	1,447.54	0.00	N/A	03/01/28	--	1,331,355.97	1,329,908.43	11/01/22
42	310280042	MH	San Luis	AZ	Actual/360	4.830%	5,157.37	0.00	0.00	N/A	04/01/28	--	1,240,000.00	1,240,000.00	11/01/22
Totals							2,537,265.39	439,436.78	0.00				668,540,448.14	668,101,011.36
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	28,339,001.20	21,200,280.10	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2	24,486,717.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	37,749,827.85	18,810,562.10	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4	12,025,592.57	12,509,648.44	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5	16,727,910.82	9,129,533.20	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	18,386,967.13	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7	6,453,695.49	4,820,100.96	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,147,024.74	2,620,869.78	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,224,502.57	1,532,288.17	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	25,551,678.75	11,816,792.44	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	331,748.18	57,984.98	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,942,297.09	1,005,226.40	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13	636,242.00	763,325.00	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,059,882.56	844,944.27	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,967,316.15	963,585.46	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,169,659.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,591,439.14	1,368,370.91	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,132,946.06	606,820.77	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	741,896.42	518,934.79	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	685,669.40	341,289.08	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	725,524.00	477,445.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
22	441,618.00	350,002.00	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,020,710.36	814,806.99	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	674,357.78	357,044.48	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
25	463,113.00	582,810.00	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,472,696.24	1,666,475.75	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
27	564,032.10	320,464.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	446,908.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	227,780.00	237,380.00	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	141,940.00	254,463.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
31	266,062.00	218,879.00	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	232,541.00	219,958.00	02/01/20	01/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	335,322.20	182,980.38	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
34	251,283.00	218,230.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
35	154,787.00	76,234.00	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	121,370.00	102,994.92	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
37	73,662.00	108,266.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
38	208,931.00	136,028.00	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	109,801.00	239,588.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
40	127,656.00	110,829.00	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	179,046.02	105,780.98	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
42	208,979.38	113,061.04	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	177,413,168.26	114,191,244.52				0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.407164%	4.378164%	64
10/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.407365%	4.378361%	65
09/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.407582%	4.378575%	66
08/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.407781%	4.378771%	67
07/15/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.407978%	4.378965%	68
06/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.408192%	4.379176%	69
05/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.408387%	4.379368%	70
04/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.408599%	4.379576%	71
03/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.408792%	4.379765%	72
02/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.409036%	4.380006%	73
01/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.409226%	4.380193%	74
12/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.409416%	4.380379%	75
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		668,101,011	668,101,011		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-22	668,101,011	668,101,011	0	0	0	0
Oct-22	668,540,448	668,540,448	0	0	0	0
Sep-22	669,016,601	669,016,601	0	0	0	0
Aug-22	669,452,262	669,452,262	0	0	0	0
Jul-22	669,886,126	669,886,126	0	0	0	0
Jun-22	670,356,908	670,356,908	0	0	0	0
May-22	670,787,042	670,787,042	0	0	0	0
Apr-22	671,254,228	671,254,228	0	0	0	0
Mar-22	671,680,662	671,680,662	0	0	0	0
Feb-22	672,222,201	672,222,201	0	0	0	0
Jan-22	672,644,644	672,644,644	0	0	0	0
Dec-21	673,065,346	673,065,346	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
12	1751502	22,247,769.90	4.92500%	22,216,794.64 4.92500%		10	06/01/20	06/01/20	07/13/20
12	1751502	0.00	4.92500%	0.00	4.92500%	10	07/13/20	06/01/20	06/01/20
Totals		22,247,769.90		22,216,794.64
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 27

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 27

Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27